Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2020
Derivatives and hedge accounting [abstract]
Derivatives and hedge accounting

39 Derivatives and hedge accounting

Use of derivatives

ING Group uses derivatives for economic hedging purposes to manage its asset and liability portfolios and structural risk positions. The primary objective of ING Group’s hedging activities is to manage the risks which arises from structural imbalances in the duration and other profiles of its assets and liabilities. The objective of economic hedging is to enter into positions with an opposite risk profile to an identified risk exposure to reduce that exposure. The main risks which are being hedged are interest rate risk and foreign currency exchange rate risk. These risks are primarily hedged with interest rate swaps, cross currency swaps and foreign exchange forwards/swaps.

ING Group uses credit derivatives to manage its economic exposure to credit risk, including total return swaps and credit default swaps, to sell or buy protection for credit risk exposures in the loan, investment, and trading portfolios. Hedge accounting is not applied in relation to these credit derivatives.

Hedge accounting

Derivatives that qualify for hedge accounting under IFRS are classified and accounted for in accordance with the nature of the instrument hedged and the type of IFRS hedge model that is applicable. The three models applicable under IFRS are: fair value hedge accounting, cash flow hedge accounting, and hedge accounting of a net investment in a foreign operation. How and to what extent these models are applied are described under the relevant headings below. The company’s detailed accounting policies for these three hedge models are set out in paragraph 1.7 ‘Financial instruments’ of Note 1 ‘Basis of preparation and accounting policies’.

Impact of Covid-19

The impact of Covid-19 on timing or amount of cash flows of our products that are designated as hedged items in hedge accounting programs did not result in hedge ineffectiveness during the reporting period.

Impact of Brexit

As a result of Brexit and the associated uncertainty of the ability of United Kingdom based clearing houses to offer clearing services to European clients such as ING, ING has reduced its exposure to UK based clearing houses. In 2020 ING Group transferred part of the derivative exposures to an European Union based clearing house, which resulted in de-designation and re-designation of hedge accounting relationships.

ING Group migrated various portfolios of interest rate swaps, which were partly designated in macro cash flow hedges. For discontinued cash flow hedges, the fair value changes accumulated in the cash flow hedge reserve of EUR 884 million remains in Other Comprehensive Income and is recycled to the statement of profit or loss in the periods in which the hedged item affects profit or loss. The de-designation and re-designation of these hedge accounting relationships did not result in material impact in the statement of profit or loss of 2020.

IBOR transition

Following the decision by global regulators to seek alternatives for current critical benchmarks in use in various jurisdiction in order to comply with the EU Benchmarks Regulation, the IBOR transition program of ING was initiated in 2018 to prepare the Group for the reform.

Reference is made to note Risk management/ IBOR Transition for more information on to what rates ING is exposed and on how ING is managing the transition to alternative benchmark rates.

At the reporting date, ING Group assessed the extent to which hedge relationships are subject to uncertainties driven by the IBOR reform.

ING applies fair value and cash flow hedge accounting in accordance with IAS 39, and interest rate and foreign currency risks are designated as hedged risks in various micro and macro models.

Except for EONIA and EUR LIBOR all IBOR’s in scope of ING’s program are a component of either hedging instrument and/or hedged item where the interest rate and/or foreign currency risk are the designated hedged risk. The hedged exposures are mainly loan portfolios, issued debt securities and purchased debt instruments.

ING Group early adopted the amendments to IAS 39 issued in September 2019 to these hedging relationships directly affected by IBOR reform (Phase 1). This excludes EURIBOR hedges as EURIBOR is Benchmarks Regulation compliant.

LIBOR indexed fair value and cash flow hedges are expected to be directly affected by the uncertainties arising from the IBOR reform. In particular, uncertainties over the timing and amount of the replacement rate may impact the effectiveness and highly probable assessment.

For these affected fair value and cash flow hedge relationships ING Group assumes that the LIBOR based cash flows from the hedging instrument and hedged item will remain unaffected.

The same assumption is used while assessing the likelihood of occurrence of the forecast transactions that are subject to cash flow hedges. The cash flow hedges directly impacted by the IBOR reform still meet the highly probable requirement assuming the respective LIBOR benchmark on which the hedged cash flows are based are not altered as a result of the reform.

The following table contains details of the gross notional amounts of hedging instruments as at 31 December that are used in the Group's hedge accounting relationships for which the Phase 1 amendments to IAS39 were applied:

Notional amounts of Hedging instruments in EUR as at 31 December
Benchmark	2020	2019
USD LIBOR	41,020	45,496
GBP LIBOR	1,500	2,184
JPY LIBOR	410	2,922
CHF LIBOR	315	313

Approximately 85% (31 December 2019: 68%) of the above notional amounts have a maturity date beyond 2021. In addition, approximately 63% of the above notional amounts for USD LIBOR have a maturity date beyond June 2023.

The notional amounts of the derivative hedging instruments (in above table) provide a close approximation of the extent of the risk exposure ING manages through these hedging relationships.

ING Group did not early adopt Phase 2 amendments in 2020. Refer to sections 1.4.2 and 1.7.4. of Note 1 ‘Basis of preparation and accounting policies’ for more information on the Phase 2 amendments.

Fair value hedge accounting

ING Group’s fair value hedges principally consist of interest rate swaps that are used to protect against changes in the fair value of fixed-rate instruments due to movements in market interest rates. ING Group’s approach to manage market risk, including interest rate risk, is discussed in ‘Risk management –Market risk’. ING Group’s exposure to interest rate risk is disclosed in paragraph ‘Interest rate risk in banking book’.

By using derivative financial instruments to hedge exposures to changes in interest rates, ING Group also exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged item. ING Group minimises counterparty credit risk in derivative instruments by clearing most of the derivatives through Central Clearing Counterparties. In addition ING Group only enters into transactions with high-quality counterparties and requires posting collateral.

ING Group applies fair value hedge accounting on micro level in which one hedged item is hedged with one or multiple hedging instruments. Micro fair value hedge accounting is mainly applied on issued debt securities and purchased debt instruments for hedging interest rate risk.

Before fair value hedge accounting is applied by ING Group, ING Group determines whether an economic relationship between the hedged item and the hedging instrument exists based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING Group considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING Group evaluates whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. In addition ING is mainly using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.

ING Group uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets 2020	Liabilities 2020	Assets 2019	Liabilities 2019
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	4,895	2,050	5,133	5,486
– Other interest derivatives	44	110	87	70

The derivatives used for fair value hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ for EUR 486 million (2019: EUR 524 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ EUR 444 million (2019: EUR 873 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For our main currencies the average fixed rate for interest rate swaps used in fair value hedge accounting are 2.79% (2019: 2.98%)for EUR and 3.76% (2019: 3.55%) for USD.

The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
As at 31 December 2020	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	15	1,153	1,263	6,704	6,170	4,281	4,347	16,548	40,481
– Other interest derivatives	-1	-68	-283	-434	-370	-302	-315	394	-1,378
As at 31 December 2019
Hedging instrument on interest rate risk
- Interest rate swaps	-59	612	6,394	12,936	7,637	7,195	3,266	16,494	54,475
– Other interest derivatives	-20	-22	58	-242	-404	-290	-44	1,075	110

Gains and losses on derivatives designated under fair value hedge accounting are recognised in the statement of profit or loss. The effective portion of the fair value change on the hedged item is also recognised in the statement of profit or loss. As a result, only the net accounting ineffectiveness has an impact on the net result.

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair valueused for measuringineffectiveness for the period	Change in fair value hedge instruments	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
	Assets	Liabilities	Assets	Liabilities
As at 31 December 2020
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	20,164		n/a		552
– Loans at FVOCI			n/a		-0
– Loans and advances to customers	876		121		25
– Debt instruments at amortised cost	4,222		501		170
– Debt securities in issue		54,043		3,443	-878
– Subordinated loans		13,309		510	-397
– Amounts due to banks					-5
– Customer deposits and other funds on deposit		54		0	-9
– Discontinued hedges			561	2
Total	25,262	67,406	1,183	3,956	-541	538	-4
As at 31 December 2019
Interest rate risk
– Amounts due from banks					-0
– Debt securities at fair value through other comprehensive income	23,281		n/a		357
– Loans at FVOCI			n/a
– Loans and advances to customers	959		75		31
– Debt instruments at amortised cost	6,133		429		356
– Debt securities in issue		62,236		2,706	-1,018
– Subordinated loans		14,970		261	-201
– Amounts due to banks		8,783		38	1
– Customer deposits and other funds on deposit		299		2	-12
– Discontinued hedges			688	7
Total	30,373	86,288	1,192	3,014	-487	504	18

The main sources of ineffectiveness are:

▪differences in maturities of the hedged item(s) and hedging instrument(s);

different interest rate curves applied to discount the hedged item(s) and hedging instrument(s);

differences in timing of cash flows of the hedged item(s) and hedging instrument(s).

There were no other sources of ineffectiveness in these hedging relationships.

Cash flow hedge accounting

ING Group’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on non-trading assets and liabilities that bear interest at variable rates or are expected to be refunded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities, based on contractual terms and other variables including estimates of prepayments. These projected cash flows form the basis for identifying the notional amount subject to interest rate risk or foreign currency exchange rate risk that is designated under cash flow hedge accounting.

ING Group’s approach to manage market risk, including interest rate risk and foreign currency exchange rate risk, is discussed in ‘Risk management – Credit risk and Market risk’. ING Group determines the amount of the exposures to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows from its floating-rate assets and liabilities. This assessment is performed using analytical techniques.

As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, ING Group exposes itself to credit risk of the derivative counterparty, which is not offset by the hedged items. This exposure is managed similarly to that for fair value hedges.

Gains and losses on the effective portions of derivatives designated under cash flow hedge accounting are recognised in Other Comprehensive Income. Interest cash flows on these derivatives are recognised in the statement of profit or loss in ‘Net interest income’ consistent with the manner in which the forecasted cash flows affect net result. The gains and losses on ineffective portions of such derivatives are recognised immediately in the statement of profit or loss in ‘Valuation results and net trading income’.

ING Group determines an economic relationship between the cash flows of the hedged item and the hedging instrument based on an evaluation of the quantitative characteristics of these items and the hedged risk that is supported by quantitative analysis. ING Group considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. ING Group evaluates whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate of foreign currency. In addition (for macro FX hedging relationships) a regression analysis is performed to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.

ING Group uses the following derivative financial instruments in a cash flow hedge accounting relationship:

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
	2020	2020	2019	2019
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	2,271	545	2,615	2,848
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	774	21	358	158

The derivatives used for cash flow hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 1,376 million (2019: EUR 677 million) respectively ‘Financial liabilities at fair value through profit or loss – Non-trading derivatives’ EUR 230 million (2019: EUR 339 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For the main currencies the average fixed rate for interest rate swaps used in cash flow hedge accounting are -0.15% (2019: 0.54%) for EUR, 1.74% (2019: 2.38%) for PLN, 2.31% (2019: 2.51%) for USD and 0.82% (2019: 1.50%) for AUD. The average currency exchange rates for cross currency swaps used in cash flow hedge accounting is for EUR/USD 0.95 (2019: 1.11) and for EUR/AUD 1.60 (2019: 1.55).

The following table shows the net notional amount of derivatives designated in cash flow hedging split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and receiver (-) swaps.

Maturity derivatives designated in cash flow hedging
As at 31 December 2020	Less than 1month	1 to 3 months	3 to 12months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-248	-92	-2,061	-4,896	-1,832	-5,772	-3,466	-19,537	-37,904
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives	-160	-1,666	-2,828	-2,446	-3,493	-1,324	194	-210	-11,934
As at 31 December 2019
Hedging instrument on interest rate risk
– Interest rate swaps	-401	580	-2,591	-6,512	-5,541	-5,788	-5,364	-23,009	-48,627
– Other interest derivatives
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate derivatives		-1,098	-2,068	-5,044	-2,509	-1,473	3	104	-12,086

The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2020
Interest rate risk on;
– Floating rate lending	-784	1,310	-97
– Floating rate borrowing	136	-306	33
– Other	-107	36	19
– Discontinued hedges		1,037	-236
Total interest rate risk	-755	2,077	-281		830	-6
Combined interest and FX rate risk on;
– Floating rate lending	-26	-35	-256
– Floating rate borrowing	29	-42	-10
– Other	-0	-0	-3
– Discontinued hedges			-26
Total combined interest and Fx	3	-78	-295		263	1
Total cash flow hedge	-753	1,999	-576		1,093	-5

As at 31 December 2019
Interest rate risk on;
– Floating rate lending	-940	1,395	357
– Floating rate borrowing	133	-198	-201
– Other	-211	169	53
– Discontinued hedges		316	-112
Total interest rate risk	-1,018	1,682	97		851	44
Combined interest and FX rate risk on;
– Floating rate lending	-22	-42	-498
– Floating rate borrowing	12	15	-12	-1
– Other	1	-1	-4
– Discontinued hedges			-3
Total combined interest and Fx	-10	-28	-517	-1	475	3
Total cash flow hedge	-1,028	1,654	-420	-1	1,326	47

1 The carrying amount is the gross amount, excluding tax adjustments.

The main sources of ineffectiveness for cash flow hedges are:

differences in timing of cash flows of the hedged item(s) and hedging instrument(s);

mismatches in reset frequency between hedged item and hedging instrument.

As a result of interest rate developments in 2019 ING Group de-designated cash flow hedge accounting portfolios with a total notional value of approximately EUR 25 billion.

Hedges of net investments in foreign operations

A foreign currency exposure arises from a net investment in subsidiaries that have a different functional currency from the presentation currency of ING Group. The risk arises from the fluctuation in spot exchange rates between the functional currency of the subsidiaries and ING Group’s presentation currency, which causes the amount of the net investment to vary in the consolidated financial statements of ING Group. This risk may have a significant impact on ING Group’s financial statements. ING Group’s policy is to hedge these exposures only when not doing so it is expected to have a significant impact on the regulatory capital ratios of ING Group and its subsidiaries.

ING Group’s net investment hedges principally consist of derivatives (including currency forwards and swaps) and non-derivative financial instruments such as foreign currency denominated funding. When the hedging instrument is foreign currency denominated debt, ING Group assesses effectiveness by comparing past changes in the carrying amount of the debt that are attributable to a change in the spot rate with past changes in the investment in the foreign operation due to movement in the spot rate (the offset method).

Gains and losses on the effective portions of derivatives designated under net investment hedge accounting are recognised in Other Comprehensive Income. The balance in equity is recognised in the statement of profit or loss when the related foreign subsidiary is disposed. The gains and losses on ineffective portions are recognised immediately in the statement of profit or loss.

ING Group has the following derivative financial instruments used for net investment hedging;

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
	2020	2020	2019	2019
As at 31 December
– FX forwards and Cross currency swaps	69	98	23	51

The derivatives used for net investment hedge accounting are included in the statement of financial position line-item ‘Financial assets at fair value through profit or loss – Non-trading derivatives’ EUR 69 million (2019: EUR 23 million) respectively ‘Financial liabilities at fair value through profit or loss – Non trading derivatives’ EUR 98 million (2019: EUR 51 million). The remaining derivatives are offset with other derivatives and collaterals paid or received.

For ING Group’s main currencies the average exchange rates used in net investment hedge accounting for 2020 are EUR/USD 1.14 (2019: 1.12), EUR/PLN 4.45 (2019: 4.30), EUR/AUD 1.65 (2019: 1.61) and EUR/THB 35.71 (2019: 34.79).

The following table shows the notional amount of derivatives designated in net investment hedging split into the maturity of the instruments:

Maturity derivatives designated in net investment hedging
As at 31 December 2020	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 year	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and cross currency swaps	-3,825	-375		-580					-4,780
– Other FX derivatives	-8								-8
As at 31 December 2019
– FX forwards and Cross currency swaps	-3,179	-999	-54						-4,232

The effect of the net investment hedge accounting in the statement of profit or loss and other comprehensive income is as follows:

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income
As at 31 December 2020	Change in value used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	-122	553	-11	121	1
Discontinued hedges		-210
As at 31 December 2019
Investment in foreign operations	134	440	44	-134	0
Discontinued hedges		-210

1 The carrying amount is the gross amount, excluding tax adjustments.